NOTE 9 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
TaxObligations	$ 2,591,000
TaxInterestAndPenaltys	2,166,000
ProvisionsForTaxPenaltys	$ 250,000